Reinsurance	12 Months Ended
Dec. 31, 2011
Reinsurance

6.    REINSURANCE

The Company participates in reinsurance with its affiliates Prudential Insurance, PARCC, Pruco Re, PAR TERM, through various plans of reinsurance, primarily on a yearly renewable term and coinsurance basis. This reinsurance provides risk diversification, additional capacity for future growth and limits the maximum net loss potential. For coinsurance agreements, all significant risks are ceded to the reinsurer, including mortality, investment, and lapse risk. For yearly renewable term agreements, mortality risk is the primary risk ceded to the reinsurer. Reinsurance ceded arrangements do not discharge the Company as the primary insurer. Ceded balances would represent a liability of the Company in the event the reinsurers were unable to meet their obligations to the Company under the terms of the reinsurance agreements. We believe a material reinsurance liability resulting from such inability of reinsurers to meet their obligations is unlikely.

The Company has entered into various reinsurance agreements with an affiliate, Pruco Re, to reinsure its living benefit features sold on certain of its annuities as part of its risk management and capital management strategies. For additional details on these agreements, see Note 13.

Reinsurance premiums, commissions, expense reimbursements, benefits and reserves related to reinsured long-duration contracts are accounted for using assumptions consistent with those used to account for the underlying contracts. Amounts recoverable from reinsurers, for long duration reinsurance arrangements, are estimated in a manner consistent with the claim liabilities and policy benefits associated with the reinsured policies. The affiliated reinsurance agreements are described further in Note 13.

Effective April 1, 2008, the Company entered into an agreement to reinsure certain variable Corporate Owned Life Insurance “COLI” policies with Pruco Life.

Reinsurance amounts included in the Statement of Operations and Comprehensive Income (Loss) for the years ended December 31 are below:

	2011	2010	2009
	(in thousands)
Direct premiums	$167,113	$164,009	$158,678
Reinsurance ceded	(151,808)	(149,276)	(141,647)

Premiums	$15,305	$14,733	$17,031

Direct policy charges and fees	$161,829	$120,146	$108,396
Reinsurance ceded	(48,357)	(66,535)	(39,197)

Policy charges and fees	$113,472	$53,611	$69,199

Policyholders’ benefits ceded	$100,442	$95,634	$81,364

Realized capital gains (losses) net, associated with derivatives	$(26,567)	$(407)	$(44,367)

Realized investment gains and losses include the reinsurance of certain of the Company’s embedded derivatives. Changes in the fair value of the embedded derivatives are recognized through “Realized investment gains (losses).” The Company has entered into reinsurance agreements to transfer the risk related to certain living benefit options to Pruco Re. The reinsurance agreements contain derivatives and have been accounted for in the same manner as an embedded derivative. See Note 11 for additional information related to the accounting for embedded derivatives.

Reinsurance premiums ceded for interest-sensitive products is accounted for as a reduction of policy charges and fee income. Reinsurance ceded for term insurance products is accounted for as a reduction of premiums.

Reinsurance recoverables included in the Company’s Statements of Financial Position at December 31, 2011 and 2010 were as follows:

	December 31, 2011	December 31, 2010

	(in thousands)
Domestic life insurance-affiliated	$467,687	$407,516
Domestic individual annuities-affiliated	53,696	11,110
Domestic life insurance-unaffiliated	1,379	1,233

	$522,762	$419,859

Substantially all reinsurance contracts are with affiliates as of December 31, 2011 and 2010. These contracts are described further in Note 13 of the Financial Statements.

The gross and net amounts of life insurance face amount in force as of December 31, 2011 and 2010 were as follows:

	2011	2010	2009

	(in thousands)

Gross life insurance face amount in force	$97,879,303	$96,896,483	$95,400,464
Reinsurance ceded	(88,113,164)	(86,500,898)	(86,036,509)

Net life insurance face amount in force	$9,766,139	$10,395,585	$9,363,955